EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF EQUIPMENT

Equipment
$
Cost
Balance, December 31, 2021	105,358
Additions	1,193,345
Balance, December 31, 2022	1,298,703
Additions	678,245
Balance, September 30, 2023	1,976,948

Accumulated Amortization
Balance, December 31, 2021	14,483
Amortization	176,229
Balance, December 31, 2022	190,712
Amortization	282,537
Balance, September 30, 2023	473,249

Carrying value
As at December 31, 2022	1,107,991
As at September 30, 2023	1,503,699